Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Summary of Lease Liabilities By Maturity (Detail) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Lease Liabilities [Line Items]
Lease liabilities	€ 12,121	€ 12,703
Less than one year [member]
Lease Liabilities [Line Items]
Lease liabilities	1,655
One to three years [member]
Lease Liabilities [Line Items]
Lease liabilities	3,266
Three to five years [member]
Lease Liabilities [Line Items]
Lease liabilities	2,391
More than five years [member]
Lease Liabilities [Line Items]
Lease liabilities	€ 4,810